Stock-based Compensation - Schedule of Estimated Using The Black-Scholes Option-Pricing Model (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Risk-free interest rate, minimum	4.32%	3.77%
Risk-free interest rate, maximum	4.35%	4.59%
Expected term	6 years	6 years
Expected volatility, minimum	108.30%	103.00%
Expected volatility, maximum	110.68%	107.10%
Stock options
Stock-based Compensation
Expected term			6 years	6 years